Intangible Assets, net Schedule of Expected Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014 (remainder of fiscal year)	$ 181	$ 820
2015	750	852
2016	638	641
2017	545	545
2018	$ 108	$ 108